ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

8.                                      ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization and net carrying amount of the intangible assets are as follows:

	As of March 31,
	2013	2014
Acquired intangible assets not subject to amortization
Trade-name	$2,078	$7,212
Acquired intangible assets subject to amortization
Customer relationship	3,265	12,303
Operating license	2,002	2,161
Favorable lease contract	1,098	1,372
Contract backlog	39	88
Non-compete agreement	2	454

Less: accumulated amortization
Customer relationship	2,484	4,059
Operating license	1,024	1,289
Favorable lease contract	29	169
Contract backlog	39	80
Non-compete agreement	1	37
Less: impairment	427	426
Intangible assets, net	$4,480	$17,530

Amortization expenses for the years ended March 31, 2012, 2013 and 2014 were $563, $598 and $1,885, respectively.  Amortization expenses for the years ended March 31, 2015, 2016, 2017, 2018, 2019 and thereafter would be $2,865, $2,292, $1,785, $1,264, $838 and $1,274, respectively. No impairment loss was recognized on acquired intangible assets during the years ended March 31, 2012, 2013 and 2014.